Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
21. Concentration of Credit Risk
Financial instruments that are potentially subject to significant concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term investments and other receivables. The carrying amounts of cash and cash equivalents, restricted cash, and short-term investments represent the maximum amount of loss due to credit risk. As of December 31, 2019 and June 30, 2020, all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the PRC and international financial institutions outside of the PRC which management believes are of high credit quality and continually monitors the credit worthiness of these financial institutions. With respect to the contract assets, other receivables and other financial assets, the Group performs on-going
credit evaluations of the financial condition of its customers and counterparties.

24. Concentration of Credit Risk
Financial instruments that are potentially subject to significant concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term investments, other financial assets, contract assets, and other receivables. The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, contract assets, and other financial assets represent the maximum amount of loss due to credit risk. As of December 31, 2018 and 2019, all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the PRC and international financial institutions outside of the PRC which management believes are of high credit quality and continually monitors the credit worthiness of these financial institutions. With respect to the contract assets, other receivables and other financial assets, the Group performs on-going
credit evaluations of the financial condition of its customers and counterparties.